Significant Accounting Policies (Tables)	3 Months Ended	11 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Significant Accounting Policies
Schedule of potentially dilutive securities not included in the calculation of the diluted net loss per common share because to do so would be anti-dilutive

	For the Three	For the Period from
	Months	January 18, 2022
	Ended	(date of inception) to
	March 31,	March 31,
	2023	2022
Convertible preferred shares	—	13,510,415
Shares issuable upon exercise of the Warrants to purchase Class A Ordinary Shares	12,809,996	—
Shares issuable upon exercise of options to purchase Class A Ordinary Shares	1,941,933	—
Restricted share units	499,993	—
Total	15,251,922	13,510,415

For the Period from
January 18, 2022
(date of inception) to
December 31, 2022
Shares issuable upon conversion of Series A-1 convertible preferred shares	125,000
Shares issuable upon exercise of options to purchase Ordinary Shares	3,547
Total	128,547